Investment in equity method investees	12 Months Ended
Dec. 31, 2018
Investment in equity method investees
Investment in equity method investees

11. Investment in equity method investees

Investment in equity method investees consist of investments in affiliated companies, over which the Group has significant influence but which it does not control, partnerships that the Group has more than a minor influence and joint ventures. The Group generally considers an ownership interest of 20% or higher to represent significant influence.

Investments in equity method investments as of December 31, 2017 and 2018 were as follows:

	As of
	December 31,
	2017	2018
	RMB	RMB
Kunshan Baowei Information Technology Limited (i)	—	271,959
Shenzhen Tencent Puhe Limited Partnership (ii)	—	293,481
Ovation (iii)	46,630	48,292
Others	19,704	53,695
Total	66,334	667,427

The Group's principal equity method investments and its ownership interest (direct and indirect) for each at December 31, 2017 and 2018 are as follows:

(i)In November 2018, the Group entered into an agreement with another PRC company, to set up a joint venture, Kunshan Baowei Information Technology Limited ("Baowei"), which is incorporated in PRC. The Group was entitled to 45% equity interest, for a total consideration of RMB 272 million pursuant to the agreement.

(ii)In May 2018, the Group acquired 14% limited partnership interest in Shenzhen Tencent Puhe Limited Partnership ("Puhe"), which is a PRC limited partnership company, for a total consideration of RMB362.5 million.

(iii)In February 2014, the Group acquired a 23% equity interest in Ovation, which is a British Virgin Island ("BVI") company that engages in research and development, and distribution of beauty products and production and publication of TV programme, for a total consideration of approximately US$55,777 (approximately RMB339,303) pursuant to a share purchase and subscription agreement with Ovation and certain of its existing shareholders.

During the years ended December 31, 2016, 2017 and 2018, the Group recognized its share of loss of equity method investees in the amount of RMB71,489,  RMB22,280 and RMB46,999 , respectively. No impairment was recorded during the years ended December 31, 2016, 2017 and 2018.